Investment Strategy	Feb. 19, 2026
Quantified Managed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund invests primarily in income-producing securities. The Fund does so indirectly through exchange-traded funds (“ETFs”), and other closed-end and open-end investment companies that themselves primarily invest in income-producing securities. The underlying income-producing securities to which the Fund seeks to gain exposure primarily include U.S. government securities, corporate debt obligations, foreign debt securities (including emerging markets), and bonds in the lowest credit rating category, also called “junk bonds,” convertible bonds, preferred stocks, common stocks, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). The Fund may also invest directly in these types of securities. The Fund may invest in fixed-income securities without any restriction on maturity. The Fund may gain exposure to income securities by using inverse and/or leveraging instruments: leveraged ETF positions, futures contracts, forward contracts, options, swap agreements, and pooled investment vehicles regardless of whether they generate income or dividends, and may invest up to 80% of its assets in short positions. Certain pooled investment vehicles are classified as commodity pools. When the Fund enters into a swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of a refence asset. The Fund invests in commodity pools that primarily in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures. The Fund employs short positions for hedging purposes or to capture returns in down markets.

The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest all or part of the Fund assets in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Fund may invest all or part of the Fund assets in cash and/or cash equivalents.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as commodity futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary will invest primarily in pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a time period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more or less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

Quantified Alternative Investment Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by FPI. The Fund will primarily invest indirectly in alternative investments by using exchange-traded funds (“ETFs”), open-end mutual funds, other investment companies, or pooled investment vehicles. The Subadviser defines “Alternative Investment” as any security or instrument that it expects to have returns with a low or negative return correlation with the S&P 500® Index over time. Furthermore, the term “Alternative Investment” in the Fund’s name also refers to the non-traditional types of equity (i.e., other than common stocks expected to have returns highly correlated to the S&P 500® Index over time) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies, or pooled investment vehicles. Investments in ETFs, Unit Investment Trusts (“UITs”), investment companies, or pooled investment vehicles may include those investing (passively or actively) in equity, income, commodities, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including non-principal positions relating to companies with small (less than $2 billion) or medium ($2 to $5 billion) market capitalization. The Fund invests in fixed-income securities without any restriction on maturity. The alternative investments provide the Fund exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest-bearing fixed income securities having a low or negative correlation with the S&P 500® Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities. The Fund also may invest in leveraging instruments: futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its asset in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto. When the Fund enters into a swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of a refence asset. The Fund may also use borrowing to leverage the portfolio and manage cash flows. The Fund employs short positions for hedging purposes or to capture returns in down markets. The Fund may gain exposure without limitation to securities rated below investment grade or “junk bonds”, including bonds in the lowest credit rating category.

The Fund may also invest to gain indirect exposure to prominent cryptocurrencies such as Bitcoin and Ether; as well as less prominent cryptocurrencies that the Subadviser believes are sufficiently well-developed to provide a viable investment. Less prominent cryptocurrencies are: (i) Dogecoin, (ii) SOL, (iii) LINK, (iv) XRP, and (v) ADA. The investment marketplace tends to use the descriptors cryptocurrency and digital asset interchangeably.

The Fund limits total cryptocurrency investments to 25% of total assets. However, the Fund may invest up to 25% in a single cryptocurrency and has no expected or target allocation to any one cryptocurrency. The Fund may invest in cryptocurrencies through futures, ETFs, exchange-traded products (“ETPs”); as well as through swaps and options on the preceding or a cryptocurrency or basket of cryptocurrencies. The ETFs and ETPs included in the 25% limit may be leveraged and/or inverse. Leveraged instruments such as futures or leveraged ETFs and EPTs are measured at their notional value or leveraged value. The Fund limits cryptocurrency futures to those that are cash-settled, exchange-traded, and regulated by the CFTC. The Subadviser employs a proprietary quantitative price momentum driven ranking strategy to select cryptocurrencies. In the context of the Subadviser’s overall strategy, cryptocurrencies are used primarily to diversify returns.

The Fund does not make direct investments in cryptocurrencies.

Cryptocurrencies Generally

Cryptocurrencies are digital assets that operate on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Cryptocurrencies represent a digital asset that functions as a medium of exchange (although not widely used in this manner at present) utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. This innovative technology underpinning cryptocurrencies allows for peer-to-peer transactions and provides a framework for digital scarcity. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, become extremely difficult to reverse and tamper with. The integrity, transparency, and security of the transactional data are maintained autonomously within the a blockchain network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system. Each cryptocurrency has a peer-to-peer blockchain network. The value of a cryptocurrency is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of a cryptocurrency.

Prominent Cryptocurrencies

Bitcoin

Bitcoin is a digital asset that operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run “open source,” software that follows rules and procedures governing the Bitcoin Network. This is typically referred to as the Bitcoin Protocol. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. The adoption of Bitcoin for these purposes has been limited and Bitcoin presently is not widely accepted as a means of payment. The value of Bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Bitcoin.

Ether

Ether is a digital asset. The ownership and operation of Ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol. Ownership and transaction records for Ether are protected through public-key cryptography. The supply of Ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (i) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (ii) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (iii) users who choose which version of the Ethereum software to run. Unlike other digital assets such as Bitcoin, which are created solely through a progressive mining process, 72 million Ether were created in connection with the launch of the Ethereum Network. Following the launch of the Ethereum Network, Ether supply initially increased through a progressive mining process. Coinciding with the network launch, the Ethereum Foundation was designated as the sole organization dedicated to protocol development.

Less Prominent Cryptocurrencies

Dogecoin

Dogecoin (“DOGE”) is a digital asset that is created and transmitted through the operations of the peer-to-peer Dogecoin Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Dogecoin Network, the infrastructure of which is collectively maintained by a decentralized user base. The Dogecoin Network allows users to exchange tokens of value, called DOGE, which are recorded on a public transaction ledger. DOGE is primarily intended as a parody, or memecoin, with no formal purpose or utility, but it can be used to pay for goods and services, including to send a transaction on the Dogecoin Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. The Dogecoin Network is designed to be a global real-time payment and settlement system. As a result, the Dogecoin Network and DOGE aim to improve the speed at which parties on the network may transfer value while also reducing the fees and delays associated with the traditional methods of interbank payments.

SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows users to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Like the Ethereum Network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

LINK

LINK is a digital asset. The Chainlink Network is an oracle network designed to connect smart contracts on any blockchain to real-world data, events and off-chain computation. It serves as infrastructure for synchronizing on-chain and off-chain information. LINK was created using the ERC-677 standard and relies on the Ethereum Network for key functionality such as storage, transfer and usage. The Chainlink Network also is available on blockchains including Polygon, BNB Chain, Arbitrum, Avalanche, Solana, Base, and Optimism. As a result, it is important to understand the characteristics of these blockchain networks in order to understand how LINK and the Chainlink Network operate. For example, the Ethereum Network is a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum Network; the network’s infrastructure is collectively maintained by a decentralized user base. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than Ether on the Ethereum Network.

XRP

XRP is a digital asset that is created and transmitted through the operations of the peer-to-peer XRP Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the XRP Network, the infrastructure of which is collectively maintained by a decentralized user base. The XRP Network allows users to exchange tokens of value, called XRP, which are recorded on a public transaction ledger. XRP can be used to pay for goods and services, including to send a transaction on the XRP Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. The XRP Network is based on a shared public ledger, similar to the Bitcoin Network. However, the XRP Network differentiates itself from other digital asset networks in that its stated primary function is transactional utility, not store of value. As a result, the XRP Network and XRP aim to improve the speed at which parties on the network may transfer value while also reducing the fees and delays associated with the traditional methods of interbank payments.

ADA

ADA is a digital asset that is created and transmitted through the operations of the peer-to-peer Cardano Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Cardano Network, the infrastructure of which is collectively maintained by a decentralized user base. The Cardano Network allows users to exchange tokens of value, called ADA, which are recorded on a public transaction ledger known as a blockchain. ADA can be used to pay for goods and services, including computational power on the Cardano Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. When operational, smart contract operations are executed on the Cardano Blockchain in exchange for payment of ADA. Like the Ethereum Network, the Cardano Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Several U.S. regulators, including the Financial Crimes Enforcement Network of the U.S. Department of the Treasury (“FinCEN”), the Commodity Futures Trading Commission (“CFTC”), the U.S. Internal Revenue Service (“IRS”), and state regulators, including the New York Department of Financial Services (“NYDFS”), have made official pronouncements or issued guidance or rules regarding the treatment of cryptocurrencies and other digital assets. However, other U.S. and state agencies, such as the SEC, have not made official pronouncements or issued guidance or rules regarding the treatment of all cryptocurrencies. Similarly, the treatment of cryptocurrencies and other digital assets is often uncertain or contradictory in other countries.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as Bitcoin futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary will invest primarily in commodities, cryptocurrency-related instruments, or pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. The Fund limits cryptocurrency futures to those that are cash-settled, exchange-traded, and regulated by the CFTC. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.

In managing the Fund’s assets, the Subadviser employs a dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund’s portfolio. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms. Cryptocurrencies are used primarily to diversify returns.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. The allocation weightings will likely not be changed for a period longer than the assigned holding period. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund’s assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment analysis.

The Fund employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy the Fund may invest significantly in cash and/or cash equivalents.

Quantified STF Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to a subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. The Fund is aggressively managed by the Subadviser, which typically results in high portfolio turnover. FPI seeks to achieve the Fund’s investment objective primarily by using the Subadviser’s proprietary Self-Adjusting Trend Following Strategy (“STF Strategy”). The STF Strategy assesses market risk and classifies it into four levels and allocates assets accordingly between equity-related and fixed income-related asset classes.

Self-Adjusting Trend Following Strategy

The STF Strategy is used to allocate Fund assets between long and short equity-related and long fixed income-related investments. This strategy monitors the price trends of the NASDAQ 100 Index to assess market conditions. The proprietary price-based rules can involve index prices at daily market close, and moving average values of daily close prices, including but not limited to 3-day, 5-day, 10-day, 50-day and 200-day moving averages, as well as day-to-day changes of one or more of these moving averages, and the slope of the moving averages. The STF Strategy follows easily identifiable market trends, with a proprietary rule set that seeks to take advantage of both up and down market trends. Since the market risk exposure of the STF Strategy is solely based on the price action of the NASDAQ 100 Index, the STF Strategy aims to out-perform the NASDAQ 100 Index over the long term with less downside risk. The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The STF Strategy adjusts overall Fund market risk exposure relative to the NASDAQ 100 Index at four discrete levels, defined by proprietary market trend measures, and according to a NASDAQ 100 Index price-based proprietary rule set:

1.	When the rule set indicates no obvious market trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates near-zero exposure to equity market risk (a “Flat” position), and the two income allocations described below account for nearly all of the allocation of Fund assets.

2.	When the rule set indicates a regular up trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates 100% exposure to the NASDAQ 100 Index (a “1x Long” position), through investments in Exchange Traded Funds (“ETFs”), and Exchange Traded Notes (“ETNs”), futures or swaps contracts. Each of these can be used as substitutes for the NASDAQ 100 Index. The Fund should realize approximately 100% of the NASDAQ 100 Index return, before expenses of the Fund and expenses of the investments used to execute the 1x Long position. To the extent leverage is utilized through leveraged ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

3.	When the rule set indicates a strong up trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates a 200% exposure to the NASDAQ 100 Index (a “2x Long” position), through investment in ETFs, ETNs, futures or swaps contracts. Each of these can be used as substitutes for the NASDAQ 100 Index. The Fund should realize approximately 200% of the NASDAQ 100 Index return, before expenses of the Fund and expenses of the investments used to execute the 2x Long position. To the extent leverage is utilized through leveraged ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

4.	When the rule set indicates a down market trend, as defined by the Subadviser’s proprietary indicators, the strategy dictates an inverse or short 100% exposure to the NASDAQ 100 index (a “1x Short” position), through investments in inverse or leveraged inverse ETFs or ETNs, futures or swaps. Each of these can be used as substitutes for an inverse NASDAQ 100 Index position. The Fund should realize an approximate negative 100% of the NASDAQ 100 Index’s return, before expenses of the Fund and expenses of the investments used to execute the 1x Short position. To the extent leverage is utilized through ETFs, futures or swaps, the Fund may have investible funds to include in the two income allocations.

Short to Medium-Term Fixed Income Allocation

The Fund will invest directly in short to medium-term fixed income securities. The portion of the Fund invested in short- to medium-term fixed income securities will be greatest when the STF Strategy finds no obvious market trend (risk level 1 above). The Subadviser’s security selection decisions are driven by liquidity, rating and time to maturity. This portion of the Fund’s portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income and will involve investment in the following securities: cash, cash equivalents, and upper medium investment grade to prime investment grade short-term debt securities and money market instruments.

Fixed Income/Equity Income Allocation

The Fund will also invest in income-producing securities. The portion of the Fund invested in income-producing securities will be greatest when the STF Strategy finds no obvious market trend (risk level 1 above). The Fund does so indirectly through ETFs, other closed-end and open-end investment companies that themselves primarily invest in income-producing securities. The underlying income-producing securities to which the Fund seeks to gain exposure are primarily: U.S. government securities, corporate debt obligations, foreign debt securities (including emerging markets, which the Fund defines, generally, as those with per capita income less than half that of the U.S.), and bonds in the lowest credit rating category, also called “junk bonds,” convertible bonds, preferred stocks, common stocks, master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”).

Subadvisor may also utilize proprietary volatility measures to enhance or reduce market risk exposure, as well as its proprietary Targeted Volatility Analysis (TVA) in conjunction with the use of the two income allocations to seek to target a level of volatility (based on historical standard deviation measures) for the Fund during any of the Fund’s four levels of market risk exposure. The Fund may supplement its exposure to equity markets other than the NASDAQ 100 index through an investment in pooled investment vehicles that focus on other equity segments such as the S&P 500. Certain pooled investment vehicles are classified as commodity pools. The Fund invests in commodity pools that primarily in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as commodity futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary will invest primarily in pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.

The Fund invests without restriction as to issuer capitalization, country, credit quality or the maturity of a security. When the Fund enters into a swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of a refence asset. The Adviser selects swap counterparties that it believes are creditworthy based on credit rating and financial strength. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the preceding investment strategy analysis.

Quantified Tactical Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for directly issued fixed income instruments, including cash equivalents, non-fixed income instruments, and fixed indirect income instruments, such as mutual funds, ETF’s, futures, swaps, and pooled investment vehicles that invest primarily in debt instruments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities. The Fund defines fixed income securities as debt instruments, exchange-traded funds (“ETFs”) and mutual funds that invest primarily in debt instruments, futures and swap contracts on debt instruments and pooled investment vehicles that invest primarily in the preceding. When the Fund enters into a swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of a refence asset. Certain pooled investment vehicles are classified as commodity pools. The Fund invests in commodity pools that primarily in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures. The Fund invests in ETFs, mutual funds, and pooled investment vehicles that are not affiliated with the Adviser or Subadviser. The Fund invests primarily in high yield debt (commonly known as “junk bonds” and to a lesser extent, US government debt. The Fund invests in fixed income securities without any restriction on maturity or credit quality. The Fund may gain long or short exposure to fixed income securities regardless of whether they generate income or dividends. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund employs inverse and short positions for hedging purposes or to capture returns in down markets.

The Subadviser seeks interest income from debt instruments. The Subadviser also seeks capital gains by changing asset allocation including short positions. Additionally, the Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Subadviser employs a number of investment models, which are driven by sub-strategies, to allocate assets and select long and short exposures. The sub-strategies are chosen and rebalanced periodically using the Subadviser’s portfolio allocation algorithm to create a portfolio that aims for a balance of higher return, lower correlation, and lower volatility as compared to a buy and hold position in a high yield debt index. The Subadviser monitors the performance of the models and sub-strategies and may modify the methodologies and add or subtract models or sub-strategies at any time based on the results of its research processes.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as commodity futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary invests primarily in commodity pools. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.

Quantified Evolution Plus Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Subadviser seeks to achieve the Fund’s investment objective by allocating assets, without restriction, among a wide variety of asset classes. The Subadviser’s asset allocation focuses primarily on the following categories:

●	Equities - US, foreign developed markets, and emerging markets

●	Debt - Long-term US Treasury, and high yield debt (commonly referred to as “junk bonds”)

●	Gold

●	Commodities

The Subadviser may invest directly in securities representing an asset class or may invest in exchange-traded funds (“ETFs”), pooled investment vehicles and mutual funds that invest primarily in an asset class, or in futures or swaps linked to an asset class. When the Fund enters into a swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of a refence asset. The Fund uses futures and swaps as a substitute hedge for the reference asset. The Fund invests in ETFs, pooled investment vehicles, and mutual funds that are not affiliated with the Adviser or Subadviser. Certain pooled investment vehicles are classified as commodity pools. The Fund invests in commodity pools that primarily in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures. To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in such stocks may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”).

The Fund may also invest to gain indirect exposure to prominent cryptocurrencies such as Bitcoin and Ether; as well as less prominent cryptocurrencies that the Subadviser believes are sufficiently well-developed to provide a viable investment. Less prominent cryptocurrencies are: (i) Dogecoin, (ii) SOL, (iii) LINK, (iv) XRP, and (v) ADA. The investment marketplace tends to use the descriptors cryptocurrency and digital asset interchangeably.

The Fund limits total cryptocurrency investments to 25% of total assets. However, the Fund may invest up to 25% in a single cryptocurrency and has no expected or target allocation to any one cryptocurrency. The Fund may invest in cryptocurrencies through futures, ETFs, exchange-traded products (“ETPs”); as well as through swaps and options on the preceding or a cryptocurrency or basket of cryptocurrencies. The ETFs and ETPs included in the 25% limit may be leveraged and/or inverse. Leveraged instruments such as futures or leveraged ETFs and EPTs are measured at their notional value or leveraged value. The Fund limits cryptocurrency futures to those that are cash-settled, exchange-traded, and regulated by the CFTC. The Subadviser employs a proprietary quantitative price momentum driven ranking strategy to select cryptocurrencies. In the context of the Subadviser’s overall strategy, cryptocurrencies are used primarily to diversify returns.

The Fund does not make direct investments in cryptocurrencies.

Cryptocurrencies Generally

Cryptocurrencies are digital assets that operate on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Cryptocurrencies represent a digital asset that functions as a medium of exchange (although not widely used in this manner at present) utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. This innovative technology underpinning cryptocurrencies allows for peer-to-peer transactions and provides a framework for digital scarcity. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, become extremely difficult to reverse and tamper with. The integrity, transparency, and security of the transactional data are maintained autonomously within the a blockchain network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system. Each cryptocurrency has a peer-to-peer blockchain network. The value of a cryptocurrency is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of a cryptocurrency.

Prominent Cryptocurrencies

Bitcoin

Bitcoin is a digital asset that operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. The ownership and operation of Bitcoin is determined by participants in an online, peer-to-peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run “open source,” software that follows rules and procedures governing the Bitcoin Network. This is typically referred to as the Bitcoin Protocol. Bitcoin may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. The adoption of Bitcoin for these purposes has been limited and Bitcoin presently is not widely accepted as a means of payment. The value of Bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Bitcoin.

Ether

Ether is a digital asset. The ownership and operation of Ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol. Ownership and transaction records for Ether are protected through public-key cryptography. The supply of Ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (i) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (ii) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (iii) users who choose which version of the Ethereum software to run. Unlike other digital assets such as Bitcoin, which are created solely through a progressive mining process, 72 million Ether were created in connection with the launch of the Ethereum Network. Following the launch of the Ethereum Network, Ether supply initially increased through a progressive mining process. Coinciding with the network launch, the Ethereum Foundation was designated as the sole organization dedicated to protocol development.

Less Prominent Cryptocurrencies

Dogecoin

Dogecoin (“DOGE”) is a digital asset that is created and transmitted through the operations of the peer-to-peer Dogecoin Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Dogecoin Network, the infrastructure of which is collectively maintained by a decentralized user base. The Dogecoin Network allows users to exchange tokens of value, called DOGE, which are recorded on a public transaction ledger. DOGE is primarily intended as a parody, or memecoin, with no formal purpose or utility, but it can be used to pay for goods and services, including to send a transaction on the Dogecoin Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. The Dogecoin Network is designed to be a global real-time payment and settlement system. As a result, the Dogecoin Network and DOGE aim to improve the speed at which parties on the network may transfer value while also reducing the fees and delays associated with the traditional methods of interbank payments.

SOL

SOL is a digital asset that is created and transmitted through the operations of the peer-to-peer Solana Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows users to exchange tokens of value, called SOL, which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Like the Ethereum Network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

LINK

LINK is a digital asset. The Chainlink Network is an oracle network designed to connect smart contracts on any blockchain to real-world data, events and off-chain computation. It serves as infrastructure for synchronizing on-chain and off-chain information. LINK was created using the ERC-677 standard and relies on the Ethereum Network for key functionality such as storage, transfer and usage. The Chainlink Network also is available on blockchains including Polygon, BNB Chain, Arbitrum, Avalanche, Solana, Base, and Optimism. As a result, it is important to understand the characteristics of these blockchain networks in order to understand how LINK and the Chainlink Network operate. For example, the Ethereum Network is a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum Network; the network’s infrastructure is collectively maintained by a decentralized user base. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than Ether on the Ethereum Network.

XRP

XRP is a digital asset that is created and transmitted through the operations of the peer-to-peer XRP Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the XRP Network, the infrastructure of which is collectively maintained by a decentralized user base. The XRP Network allows users to exchange tokens of value, called XRP, which are recorded on a public transaction ledger. XRP can be used to pay for goods and services, including to send a transaction on the XRP Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. The XRP Network is based on a shared public ledger, similar to the Bitcoin Network. However, the XRP Network differentiates itself from other digital asset networks in that its stated primary function is transactional utility, not store of value. As a result, the XRP Network and XRP aim to improve the speed at which parties on the network may transfer value while also reducing the fees and delays associated with the traditional methods of interbank payments.

ADA

ADA is a digital asset that is created and transmitted through the operations of the peer-to-peer Cardano Network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Cardano Network, the infrastructure of which is collectively maintained by a decentralized user base. The Cardano Network allows users to exchange tokens of value, called ADA, which are recorded on a public transaction ledger known as a blockchain. ADA can be used to pay for goods and services, including computational power on the Cardano Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. When operational, smart contract operations are executed on the Cardano Blockchain in exchange for payment of ADA. Like the Ethereum Network, the Cardano Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Several U.S. regulators, including the Financial Crimes Enforcement Network of the U.S. Department of the Treasury (“FinCEN”), the Commodity Futures Trading Commission (“CFTC”), the U.S. Internal Revenue Service (“IRS”), and state regulators, including the New York Department of Financial Services (“NYDFS”), have made official pronouncements or issued guidance or rules regarding the treatment of cryptocurrencies and other digital assets. However, other U.S. and state agencies, such as the SEC, have not made official pronouncements or issued guidance or rules regarding the treatment of all cryptocurrencies. Similarly, the treatment of cryptocurrencies and other digital assets is often uncertain or contradictory in other countries.

The Subadviser’s proprietary evolution strategy considers four factors to rank asset classes and adjust the position size of securities and other investment vehicles to generate a portfolio allocation. The ranking factors for each asset class are:

1.	Price momentum (or relative strength),

2.	Volatility (or risk),

3.	Correlation with other assets classes, and

4.	Likelihood that the asset class’s positive trend will continue.

The Subadviser anticipates investing primarily in equities during periods of strong equity performance, while investing in other asset classes when equities suffer. The Subadviser seeks to manage risk by using leveraged index funds and swap contracts to maintain a leveraged position. During periods of financial uncertainty or distress, the Subadviser allocates the majority of Fund assets to short term, fixed income investments. The Fund is aggressively managed by the Subadviser, which typically results in high portfolio turnover.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as Bitcoin futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary will invest primarily in gold, commodities, cryptocurrency-related instruments, or pooled investment vehicles. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. The Fund invests without restriction as to issuer country or capitalization; or maturity or quality of debt instruments. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.

Quantified Common Ground Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Fund invests primarily in common stocks and bonds of issuers that the Subadviser considers compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards. The universe of issuers is composed of those in the S&P 1500 Index that remain after application of both the ESG and the BRI filters. Environmental criteria consider how a company performs as a steward of nature. Social criteria examine how a company manages relationships with employees, suppliers, customers and the communities where it operates. Governance deals with a company’s leadership, executive pay, audits, internal controls and shareholder rights. BRI standards screen out companies with products or services that conflict with biblical principles. For example, this screen removes tobacco, alcohol, or gambling companies.

The Subadvisor may also use ESG and BRI exchange-traded funds (“ETFs”) and mutual funds to execute its strategy. The Fund invests in ETFs and mutual funds that are not affiliated with the Adviser or Subadviser. In addition, the Subadviser may use tactical allocation methodologies to hedge or leverage the beta exposure to the S&P 1500 Index. Beta is a numeric value that measures the fluctuations of a stock to changes in the overall stock market. This methodology may result in as much as a 100% hedged position or a 200% beta exposure, in part through leveraged ETFs and mutual funds and swaps. The Fund may also use borrowing to leverage the portfolio and manage cash flows. During periods of financial uncertainty or distress, the Subadviser allocates Fund assets to short term, fixed income investments. The Subadviser seeks income from dividends on common stocks and interest from debt instruments while seeking capital gains by changing asset allocations between stocks and debt, based on expected returns. or pooled investment vehicles The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover. The Fund may also invest in pooled investment vehicles. Certain of these may be classified as commodity pools. These commodity pools primarily in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as commodity futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary invests primarily in commodity pools. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.

The Fund invests without restriction as to asset class, issuer capitalization or the credit quality or maturity of debt instruments.

Quantified Pattern Recognition Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for any fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments.

The Fund primarily invests in equity index mutual funds, unaffiliated equity index exchange traded funds (“ETFs”), futures contracts, equity index swaps, pooled investment vehicles, and cash equivalents. When the Fund enters into a swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of a refence asset. The Fund invests in ETFs, mutual funds, and pooled investment vehicles, that are not affiliated with the Adviser or Subadviser. Certain pooled investment vehicles are classified as commodity pools. The Fund invests in commodity pools that primarily in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures. The Subadviser seeks to achieve the Fund’s investment objective by identifying daily patterns in stock indexes or sectors within stock market indexes that it has found to be determinative of probable future price direction. The Subadviser believes securities markets reflect human emotions and that investors adopt patterns of behavior in response to those emotions. The Subadviser’s strategy seeks out high probability, repeatable patterns in the stock market to identify periods to buy, buy with leverage, or go short the market. This strategy seeks to take advantage of the tendency for equity prices to revert to the mean or follow a current price trend. The Subadvisor utilizes a proprietary methodology to allocate Fund assets among specific securities to best take advantage of patterns found.

When the Subadviser believes market conditions are favorable, it invests in mutual funds, leveraged mutual funds, futures contracts, swaps, and pooled investment vehicles to produce exposure to the stock market equivalent to up to 200% of Fund assets. 200% exposure means the Subadvisor seeks to earn $2 for every $1 in overall stock market profit. When the Subadviser believes market conditions are unfavorable, it invests in cash equivalents, inverse equity index mutual funds and ETFs, and/or shorts S&P 500® Index futures contracts. The Subadviser uses an aggressive tactical management strategy that typically results in high portfolio turnover.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as commodity futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary invests primarily in commodity pools. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.

Quantified Government Income Tactical Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser, Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to the subadviser, Flexible Plan Investments, Ltd. (“FPI” or the “Subadviser”). The Subadviser selects investments for the Fund and provides trade placement for fixed income instruments, including cash equivalents. The Adviser provides trade placement for non-fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in U.S. government securities. The Fund defines U.S. government securities as debt instruments issued or guaranteed by the U.S. Treasury, any agency, instrumentality, or sponsored enterprise of the U.S. government and exchange-traded funds (“ETFs”), closed-end funds and mutual funds that invest primarily in the preceding debt instruments, and futures and swap contracts on the preceding instruments; and pooled investment vehicles that invest primarily in the preceding. Certain pooled investment vehicles are classified as commodity pools. The Fund invests in commodity pools that primarily in financial futures such as interest rate, equity and currency futures. However, these pools may have lesser exposure to commodity-related and volatility-related futures. The ETFs, closed-end funds, mutual funds, and pooled investment vehicles aspect of the Fund’s strategy is commonly referred to as a fund-of-funds strategy. Additionally, under normal circumstances, the Fund invests primarily in income-producing securities. The Fund invests in securities of any maturity. The Fund may gain exposure to securities by using inverse and/or leveraging instruments (leveraged ETFs, futures contracts, forward contracts, options, and swap agreements) as substitutes for the refence asset regardless of whether they generate income. The Subadviser may employ short positions for hedging purposes, to capture returns in down markets, or to take advantage of short-term trading opportunities. The Subadviser employs an aggressive management strategy that typically results in high portfolio turnover. As part of its principal investment strategy, the Fund may invest all or part of the Fund’s assets in short-term and ultrashort-term ETFs.

In managing the Fund’s assets, the Subadviser employs a tactical dynamic asset allocation strategy. The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund’s portfolio. In making the decision to invest in a security, long or short, the Subadviser utilizes proprietary and third-party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser may use short positions to provide a hedge against rising rates and to take advantage of short-term trading opportunities. When the Subadviser believes U.S. Government interest rates are highly likely to rise or fall, it uses leverage to magnify the effects of the short-term moves. The Subadviser evaluates and ranks the short-term to intermediate-term performance of each potential and current portfolio investment and then invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser’s multiple proprietary algorithms.

The Subadviser typically assigns each investment in which the Fund invests a minimum holding period, though an investment’s actual holding period and allocation weighting will depend on its performance ranking. By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings in the Fund. The Subadviser generally evaluates all investments weekly based on its allocation rankings but may reallocate more-or-less often to minimize the impact and costs associated with trading. In addition, the Subadviser uses the Fund as an asset allocation tool for its other clients, which may lead to purchases and redemptions of Fund shares. Responding to purchase and redemption-related fluctuations in the Fund’s size will result in portfolio turnover not directly related to the Subadviser’s investment analysis.

The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with indirect exposure to certain instruments such as commodity futures within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “code”). The Subsidiary invests primarily in commodity pools. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. On an aggregate basis with the Fund, the Subsidiary complies with the provisions of the 1940 Act in Sections 8 and 18 (regarding investment policies, capital structure and leverage); the Adviser and Sub-Adviser to the Subsidiary, are SEC-registered and each complies with the provisions of the 1940 Act in Section 15 (regarding investment advisory contracts) and the Subsidiary complies with the provisions of the 1940 Act in Section 17 (regarding affiliated transactions and custody) and employs the same custodian as the Fund.